Borrowings	12 Months Ended
Sep. 30, 2023
Borrowings [Abstract]
BORROWINGS

14. BORROWINGS

As of September 30, 2022 and 2023, the bank borrowings were for working capital and capital expenditures. Borrowings consisted of the following:

	Interest	Borrowing	Maturity	As of September 30,
Creditors	Rate	date	date	2022	2023
Bank of Jiangsu	4.35%	8/30/2022	8/29/2023	$281,156	$-
Tianjin Rural Commercial Bank	3.70%	1/25/2022	1/24/2023	2,530,400	-
Bank of Jiangsu (1)	6.09%	12/15/2022	12/14/2023	-	109,649
Agricultural Bank of China (2)	4.10%	3/24/2022	3/23/2023	-	616,776
Bank of Jiangsu (3)	3.95%	8/31/2022	8/30/2024	-	274,123
Total short-term borrowings				2,811,556	1,000,548
Bank of Jiangnan (4)	4.80%	6/25/2022	6/21/2023	-	4,385,965
Total long-term borrowings				-	4,385,965
Total borrowings				$2,811,556	$5,386,513

(1)	On December 15, 2022, Changzhou EZGO entered into a revolving loan facility of RMB800,000 ($109,649) with Bank of Jiangsu.

(2)	On March 24, 2023, Changzhou EZGO entered into a non-revolving loan facility of RMB4,500,000 ($616,776) with Agricultural Bank of China.

(3)	On August 31, 2023, Yizhiying entered into a revolving loan facility of RMB2,000,000 ($274,123) with Bank of Jiangsu.

(4)	On June 25, 2023, Jiangsu New Energy obtained a loan facility of up to RMB56,810,000 ($7,786,458) from Bank of Jiangnan, specified for expenditures on the construction of Changzhou manufacturing plant built for the production of two-wheeler e-bicycles, intelligent unmanned patrol vehicles and graphene batteries. On June 27, 2023, RMB32,000,000 ($4,385,965) was drawn from the bank. The loan facility was guaranteed by Shuang Wu, Chief Operating Officer and a significant shareholder of the Company, and also pledged by the land use right of Jiangsu New Energy.

For the years ended September 30, 2021, 2022 and 2023, the Company recorded interest expense of $12,107, $105,430 and $72,113 respectively. For the year ended September 30, 2023, $33,270 of interest expense from the long-term borrowings from Bank of Jiangnan was capitalized in the construction of Changzhou manufacturing plant.